Segment and corporate information	12 Months Ended
Dec. 31, 2025
Segment and corporate information
Segment and corporate information

29.Segment and corporate information

The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the distribution of healthcare products and equipment, including R&D, manufacturing, supply chain, and commercial operations, as well as supporting functions such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing healthcare services for the treatment of CKD, ESRD, and other extracorporeal therapies. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd., which are used in the Company’s clinics to provide healthcare services to its patients. As of June 1, 2025, a new reportable segment, “Value-Based Care,” was created to align with recent changes to internal management reporting. The Value-Based Care operating segment is primarily focused on value-based kidney care, including contracting and performance management, clinical care models supported by a national network of nephrologists, and tech-enabled platforms that leverage proprietary informatics and patient engagement tools. Value and risk-based care arrangements with private payors or government programs may include shared savings or losses from reductions or increases in the overall medical spend of a population under management which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers. Premiums and medical costs included in full risk arrangements, however, are accounted for in accordance with IFRS 17, Insurance Contracts. Premium revenue and claim costs are presented separately as insurance revenue and insurance costs of revenue, respectively, on the consolidated statements of income and constitute the majority of revenue and costs of revenue for the segment. Prior to June 1, 2025, discrete financial information was not provided to the chief operating decision maker on the basis of the new structure and the necessary systems and reporting changes to effect the new structure were not in place.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to those specific segments. Similarly, costs related primarily to headquarters overhead charges, including accounting and finance as well as certain human resources, legal, and IT costs, are allocated as these costs are attributable to the segments, and used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. The Value-Based Care segment maintains its own separate finance, accounting, human resources, legal, medical office, and other administrative functions and is therefore excluded from the allocation process. Additionally, certain costs, which relate mainly to shareholder activities, management activities, global internal audit, and the remeasurement of certain investments and virtual power purchase agreements, are not allocated to a segment but are accounted for as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments, and are reported separately as Corporate (Corporate). Interest income, interest expense, and tax expense are neither included within the measure of segment profit or loss reviewed by the chief operating decision maker nor otherwise regularly provided to the chief operating decision maker by segment and are therefore not included in the presented segment information.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. Services provided by the Care Delivery segment in the U.S. for patients managed under the Value-Based Care segment are provided at fair market value. The Company also transfers products from the Care Enablement segment to the Care Delivery segment at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the products transferred and services provided are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the years ended December 31, 2025, 2024 and 2023 is set forth below. The prior year figures have been restated to align to the new operating and reportable segment structure:

Segment and corporate information
in € K
	Care		Care	Total	Inter-segment
	Delivery	Value-Based Care	Enablement	Segment	eliminations	Corporate	Total
2025
Revenue from healthcare services(1)	12,966,604	130,663	—	13,097,267	—	—	13,097,267
Revenue from healthcare products(1)	271,717	—	4,054,006	4,325,723	—	—	4,325,723
Revenue from contracts with customers(1)	13,238,321	130,663	4,054,006	17,422,990	—	—	17,422,990
Revenue from insurance contracts(1)	—	2,116,710	—	2,116,710	—	—	2,116,710
Revenue from lease contracts(1)	—	—	87,902	87,902	—	—	87,902
Revenue from external customers	13,238,321	2,247,373	4,141,908	19,627,602	—	—	19,627,602
Inter-segment revenue	497,951	—	1,334,279	1,832,230	(1,832,230)	—	—
Revenue	13,736,272	2,247,373	5,476,187	21,459,832	(1,832,230)	—	19,627,602
Costs of revenue	(10,517,158)	(2,132,390)	(3,780,225)	(16,429,773)	1,835,995	(4,895)	(14,598,673)
Research and development	—	—	(158,181)	(158,181)	—	206	(157,975)
Operating income (loss)	1,614,099	1,225	325,893	1,941,217	4,924	(119,105)	1,827,036
Interest							(314,798)
Income before income taxes							1,512,238
Depreciation and amortization	(976,400)	(4,939)	(457,103)	(1,438,442)	41,991	(66,962)	(1,463,413)
Impairment loss	(31,583)	(2,118)	(3,288)	(36,989)	—	(7)	(36,996)
Income (loss) from equity method investees	181,368	—	—	181,368	—	—	181,368
Total assets(1)	39,239,152	640,213	13,555,088	53,434,453	(33,430,072)	10,997,952	31,002,333
thereof investment in equity method investees(1)	663,652	—	—	663,652	—	—	663,652
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	726,505	364	736,725	1,463,594	(29,475)	44,432	1,478,551

2024
Revenue from healthcare services(1)	13,332,931	138,432	—	13,471,363	—	—	13,471,363
Revenue from healthcare products(1)	189,733	—	3,996,462	4,186,195	—	—	4,186,195
Revenue from contracts with customers(1)	13,522,664	138,432	3,996,462	17,657,558	—	—	17,657,558
Revenue from insurance contracts(1)	—	1,614,024	—	1,614,024			1,614,024
Revenue from lease contracts(1)	—	—	64,327	64,327	—	—	64,327
Revenue from external customers	13,522,664	1,752,456	4,060,789	19,335,909	—	—	19,335,909
Inter-segment revenue	480,797	—	1,495,745	1,976,542	(1,976,542)	—	—
Revenue	14,003,461	1,752,456	5,556,534	21,312,451	(1,976,542)	—	19,335,909
Costs of revenue	(10,922,292)	(1,678,638)	(3,915,405)	(16,516,335)	1,952,344	(15,266)	(14,579,257)
Research and development	(41)	—	(183,449)	(183,490)	—	(3)	(183,493)
Operating income (loss)	1,217,971	(28,152)	267,098	1,456,917	(16,571)	(47,951)	1,392,395
Interest							(335,469)
Income before income taxes							1,056,926
Depreciation and amortization	(1,040,805)	(4,375)	(462,507)	(1,507,687)	44,073	(71,922)	(1,535,536)
Impairment loss	(185,156)	—	(21,555)	(206,711)	—	(10)	(206,721)
Income (loss) from equity method investees	134,875	—	—	134,875	—	—	134,875
Total assets(1)	42,719,297	679,712	14,685,989	58,084,998	(35,330,991)	10,812,572	33,566,579
thereof investment in equity method investees(1)	620,831	—	—	620,831	—	—	620,831
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	882,599	480	506,501	1,389,580	(56,301)	41,450	1,374,729

2023
Revenue from healthcare services(1)	14,116,820	49,976	—	14,166,796	—	—	14,166,796
Revenue from healthcare products(1)	184,021	—	3,795,101	3,979,122	—	—	3,979,122
Revenue from contracts with customers(1)	14,300,841	49,976	3,795,101	18,145,918	—	—	18,145,918
Revenue from insurance contracts(1)	—	1,227,140	—	1,227,140			1,227,140
Revenue from lease contracts(1)	—	—	80,559	80,559	—	—	80,559
Revenue from external customers	14,300,841	1,277,116	3,875,660	19,453,617	—	—	19,453,617
Inter-segment revenue	447,770	—	1,469,768	1,917,538	(1,917,538)	—	—
Revenue	14,748,611	1,277,116	5,345,428	21,371,155	(1,917,538)	—	19,453,617
Costs of revenue	(11,348,785)	(1,250,330)	(3,834,084)	(16,433,199)	1,904,833	(246)	(14,528,612)
Research and development	(42)	—	(231,656)	(231,698)	—	(272)	(231,970)
Operating income (loss)	1,611,544	(95,732)	(66,521)	1,449,291	(12,705)	(67,148)	1,369,438
Interest							(336,423)
Income before income taxes							1,033,015
Depreciation and amortization	(1,120,107)	(5,518)	(457,497)	(1,583,122)	41,079	(70,694)	(1,612,737)
Impairment loss	(89,963)	—	(49,154)	(139,117)	—	(117)	(139,234)
Income (loss) from equity method investees	115,354	—	6,431	121,785	—	—	121,785
Total assets(1)	41,058,324	655,345	13,392,422	55,106,091	(31,135,993)	9,959,710	33,929,808
thereof investment in equity method investees(1)	642,928	—	—	642,928	—	—	642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	775,274	860	528,769	1,304,903	(31,118)	42,953	1,316,738
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

For the geographic presentation, revenues are attributed to specific countries based on the end user’s location for products and the country in which the service is provided. Information with respect to the Company’s geographic operations is set forth in the table below:

Geographic presentation
in € K
	2025		2024		2023
	Revenue from		Revenue from		Revenue from
	external customers	Non-current assets	external customers	Non-current assets	external customers	Non-current assets

Germany	494,574	2,040,299	478,962	1,866,455	484,238	2,053,635
Rest of the world	19,133,028	20,167,305	18,856,947	22,754,054	18,969,379	22,188,768
thereof U.S.	14,180,803	17,105,345	13,667,244	19,681,537	13,506,250	18,932,918
Total	19,627,602	22,207,604	19,335,909	24,620,509	19,453,617	24,242,403